Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Schedule of change in the fair value of the derivative warrant liabilities [Abstract]
Warrant liabilities at beginning	$ 12,730,001	$ 9,816,668
Change in fair value of derivative warrant liabilities	(1,013,331)	2,913,334
Derivative warrant liabilities at ending	$ 11,716,670	$ 12,730,001